Share-based Compensation - Summary of Restricted Shares Activities (Details) - Restricted Shares - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of restricted shares
Unvested at beginning period, Shares	22,538	19,316	1,481
Granted shares	10,580	11,747	20,116
Vested, Shares	(3,604)	(3,012)	(738)
Forfeited, Shares	(6,531)	(5,513)	(1,543)
Unvested at ending period, Shares	22,983	22,538	19,316
Weighted Average Grant Date Fair Value
Unvested at beginning period, Weighted Average Grant Date Fair Value	$ 3.91	$ 4.75	$ 22.22
Granted, Weighted Average Grant Date Fair Value	1.4	2.55	4.11
Vested, Weighted Average Grant Date Fair Value	3.02	4.46	12.9
Forfeited, Weighted Average Grant Date Fair Value	2.79	3.66	9.33
Unvested at ending period, Weighted Average Grant Date Fair Value	$ 3.21	$ 3.91	$ 4.75
Weighted average remaining contractual life	8 years 2 months 23 days